As filed with the Securities and Exchange Commission on August 23, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

Boston Common International Fund
Schedule of Investments
June 30, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 97.1%
Consumer Discretionary - 12.3%
33,805	Bayerische Motoren Werke AG	$2,460,173
75,265	JC Decaux SA	2,537,709
89,500	Mazda Motor Corp.	1,184,379
257,605	Melia Hotels International SA	2,780,759
18,410	Naspers	2,811,116
255,800	Panasonic Corp.	2,200,786
55,015	ProSiebenSat.1 Media SE	2,406,481
327,462	Rakuten, Inc.	3,554,055
19,595	Shimano, Inc.	2,996,028
		22,931,486
Consumer Staples - 10.0%
2,360	Barry Callebaut AG	2,905,752
33,520	Casino Guichard Perrachon SA	1,860,653
70	Danone SA	4,899
16,000	Golden Agri-Resources Ltd.	4,186
41,255	Henkel AG and Co. KGaA	5,041,818
103,570	Unicharm Corp.	2,326,967
135,150	Unilever NV - ADR	6,343,941
		18,488,216
Energy - 3.0%
518,338	Origin Energy	2,264,687
130,015	Repsol SA	1,666,653
98,080	Statoil ASA - ADR	1,697,765
		5,629,105
Financials - 21.1%
664,650	AIA Group Ltd.	3,997,022
144,565	AXA SA	2,858,440
1,145,070	Barclays PLC	2,129,711
174,330	Gjensidige Forsikring ASA	2,904,491
413,800	Grupo Financiero Banorte SAB de CV	2,312,702
577,000	Hang Lung Properties Ltd.	1,165,713
90,505	HSBC Holdings PLC - ADR	2,833,712
84,740	Julius Baer Gruppe AG	3,410,642
581,645	Mitsubishi UFJ Financial Group, Inc.	2,607,429
198,800	Orix Corp.	2,572,565
3,239,000	PT Bank Rakyat Indonesia (Persero) Tbk.	2,665,153
80,565	Sampo Group	3,294,826
281,325	Standard Chartered Bank PLC	2,134,417
217,995	Svenska Handelsbanken AB	2,646,571
725,759	UniCredit S.p.A.	1,596,135
		39,129,529

Health Care - 14.2%
216,650	Astellas Pharma, Inc.	3,397,579
20,015	CSL Ltd.	1,687,919
9,145	GlaxoSmithKline PLC	196,390
96,100	Hoya Corp.	3,432,307
66,231	Novartis AG - ADR	5,464,720
192,500	Roche Holding Ltd. - ADR	6,342,875
115,387	Smith & Nephew PLC - ADR	3,960,082
37,635	Teva Pharmaceutical Industries Ltd. - ADR	1,890,406
		26,372,278
Industrials - 12.5%
80,975	Atlas Copco AB	1,919,295
48,500	Daikin Industries	4,076,172
168,955	Experian PLC	3,205,442
94,010	Gamesa Corporacion Tecnologica SA	1,873,067
134,845	Koninklijke Philips NV	3,349,062
20,095	Kubota Corp. - *ADR	1,338,930
81,100	Kubota Corp.	1,096,904
47,085	Spirax-Sarco Engineering PLC	2,357,770
75,598	Wolseley PLC	3,914,758
		23,131,400
Information Technology - 8.9%
32,095	Alibaba Group Holding Ltd. - *ADR	2,552,515
24,408	ASML Holding NV - ADR	2,421,518
45,050	Check Point Software Technologies Ltd. *	3,589,584
3,200	Keyence Corp.	2,183,451
41,220	SAP AG - ADR	3,092,325
104,760	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,747,855
		16,587,248
Materials - 5.1%
23,419	Air Liquide SA	2,439,841
40,245	Akzo Nobel NV	2,500,063
57,616	Croda International PLC	2,418,639
43,385	Novozymes A/S	2,083,386
		9,441,929
Telecommunication Services - 6.5%
457,645	BT Group PLC	2,515,504
216,855	Deutsche Telekom AG	3,697,886
1,282,200	Singapore Telecommunications Ltd.	3,960,227
29,614	Sunrise Communications Group AG	1,893,461
		12,067,078
Utilities - 3.5%
274,175	EDP Renovaveis SA	2,063,713
142,970	National Grid PLC	2,102,431
106,065	Veolia Environnement	2,290,444
		6,456,588

TOTAL COMMON STOCKS (Cost $171,827,006)		180,234,857

SHORT-TERM INVESTMENTS - 2.4%
4,365,564	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.25% (1)	4,365,564

TOTAL SHORT-TERM INVESTMENTS (Cost $4,365,564)		4,365,564

TOTAL INVESTMENTS - 99.5% (Cost $176,192,570)		184,600,421
Other Assets in Excess of Liabilities - 0.5%		1,012,065
NET ASSETS - 100.0%		$185,612,486

ADR	American Depositary Receipt
*	Non-income producing security
(1)	Seven-day yield as of June 30, 2016

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Cost of investments	$178,078,982

Gross unrealized appreciation	26,719,980
Gross unrealized depreciation	(20,198,541)
Net unrealized appreciation	$6,521,439

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Country Allocation

Country	% of Net Assets
Japan	17.8%
United Kingdom	14.8%
Switzerland	10.8%
Germany	9.0%
Netherlands	7.9%
France	6.5%
Spain	3.4%
Israel	3.0%
Hong Kong	2.8%
Norway	2.5%
Sweden	2.5%
Singapore	2.1%
Australia	2.1%
Finland	1.8%
South Africa	1.5%
Taiwan	1.5%
Indonesia	1.4%
Cayman Islands	1.4%
Mexico	1.2%
Denmark	1.1%
Portugal	1.1%
Italy	0.9%

*Excludes short-term investments

Boston Common International Fund
Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$-	$22,931,486	$-	$22,931,486
Consumer Staples	6,343,941	12,144,275	-	18,488,216
Energy	1,697,765	3,931,340	-	5,629,105
Financials	5,146,414	33,983,115	-	39,129,529
Health Care	17,658,083	8,714,195		26,372,278
Industrials	1,338,930	21,792,470	-	23,131,400
Information Technology	14,403,797	2,183,451	-	16,587,248
Materials	-	9,441,929	-	9,441,929
Telecommunication Services	-	12,067,078	-	12,067,078
Utilities	-	6,456,588	-	6,456,588
Total Common Stocks	46,588,930	133,645,927	-	180,234,857
Short-Term Investments	4,365,564	-	-	4,365,564
Total Investments in Securities	$50,954,494	$133,645,927	$-	$184,600,421

There were no transfers into or out of Levels 1, 2 or 3 at June 30, 2016. It is the Fund's policy to recognize transfers at the end of each reporting period.

Boston Common U.S. Equity Fund
Schedule of Investments
June 30, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 94.1%
Consumer Discretionary - 10.5%
1,940	Advance Auto Parts, Inc.	$313,562
146	Discovery Communications, Inc. - Class A *	3,684
185	Discovery Communications, Inc. - Class C *	4,412
1,950	Ford Motor Company	24,511
4,310	Home Depot, Inc.	550,344
14,915	The Interpublic Group of Companies, Inc.	344,537
8,895	Lowe's Companies, Inc.	704,217
1,625	Mohawk Industries, Inc. *	308,360
280	The Priceline Group, Inc. *	349,555
470	VF Corp.	28,900
6,210	Walt Disney Company	607,462
		3,239,544
Consumer Staples - 9.2%
4,255	Colgate-Palmolive Company	311,466
2,050	Costco Wholesale Corp.	321,932
5,080	CVS Health Corp.	486,359
4,710	The Estee Lauder Companies, Inc.	428,704
7,865	Mondelez International, Inc.	357,936
5,185	PepsiCo, Inc.	549,299
4,385	Procter & Gamble Company	371,278
		2,826,974
Energy - 6.0%
4,110	Apache Corp.	228,804
3,520	Cimarex Energy Company	420,006
2,010	Core Laboratories NV	249,019
5,890	EOG Resources, Inc.	491,344
12,515	Spectra Energy Corp.	458,424
		1,847,597
Financials - 13.2%
2,820	Aon PLC	308,029
5,775	CME Group, Inc.	562,485
24,715	Fifth Third Bancorp	434,737
6,725	First Republic Bank	470,683
3,895	Jones Lang LaSalle, Inc.	379,568
12,860	JP Morgan Chase & Co.	799,120
19,730	Morgan Stanley	512,585
5,175	Northern Trust Corp.	342,895
3,205	PNC Financial Services Group, Inc.	260,855
		4,070,957
Health Care - 14.6%
8,045	Baxter International, Inc.	363,795
2,155	Biogen Idec, Inc. *	521,122
4,830	Bristol-Myers Squibb Company	355,247
7,645	Gilead Sciences, Inc.	637,746
7,200	Johnson & Johnson	873,360

11,340	Merck & Company, Inc.	653,297
775	Regeneron Pharmaceuticals, Inc. *	270,653
14,400	Roche Holding Ltd. - ADR	474,480
2,845	Zimmer Biomet Holdings, Inc.	342,481
		4,492,181
Industrials - 9.4%
2,745	3M Company	480,704
4,485	Carlisle Companies, Inc.	473,975
4,770	Equifax, Inc.	612,468
2,860	Kansas City Southern	257,658
6,665	Nielsen Holdings PLC	346,380
3,135	Snap-on, Inc.	494,766
1,065	W.W. Grainger, Inc.	242,021
		2,907,972
Information Technology - 21.7%
9	Alphabet, Inc. - Class A *	6,332
1,304	Alphabet, Inc. - Class C *	902,499
11,935	Apple, Inc.	1,140,986
3,120	ASML Holding NV - ADR	309,535
5,990	Check Point Software Technologies Ltd. *	477,283
6,495	Cognizant Technology Solutions - Class A *	371,774
6,895	First Solar, Inc. *	334,270
6,810	Fleetmatics Group PLC *	295,077
3,275	LinkedIn Corp. *	619,794
19,140	Microsoft Corp.	979,394
11,640	Oracle Corp.	476,425
5,430	PayPal Holdings, Inc. *	198,249
95	Qualcomm, Inc.	5,089
7,530	Visa, Inc.	558,500
		6,675,207
Materials - 2.9%
4,375	AptarGroup, Inc.	346,193
2,660	Ecolab, Inc.	315,476
1,940	International Flavors & Fragrances, Inc.	244,576
		906,245
Telecommunication Services - 3.1%
17,445	Verizon Communications, Inc.	974,129
		974,129
Utilities - 3.5%
21,595	8point3 Energy Partners LP	341,201
7,145	Avangrid, Inc.	329,099
5,430	National Grid PLC - ADR	403,612
		1,073,912

TOTAL COMMON STOCKS (Cost $24,526,293)		29,014,718

REAL ESTASTE INVESTMENT TRUSTS - 4.5%
6,580	Crown Castle International Corp.	667,409
13,750	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	297,000
1,955	Simon Property Group, Inc.	424,040

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,062,469)		1,388,449

SHORT-TERM INVESTMENTS - 1.4%
425,470	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.25% (1)	425,470

TOTAL SHORT-TERM INVESTMENTS (Cost $425,470)		425,470

TOTAL INVESTMENTS - 100.0% (Cost $26,014,232)		30,828,637
Liabilities in Excess of Other Assets - 0.0%		(12,985)
NET ASSETS - 100.0%		$30,815,652

ADR	American Depositary Receipt
*	Non-income producing security
(1)	Seven-day yield as of June 30, 2016

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Cost of investments	$26,052,228

Gross unrealized appreciation	5,649,976
Gross unrealized depreciation	(873,567)
Net unrealized appreciation	$4,776,409

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Boston Common U.S. Equity Fund
Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$29,014,718	$-	$-	$29,014,718
Real Estate Investment Trusts	1,388,449	-	-	1,388,449
Short-Term Investments	425,470	-	-	425,470
Total Investments in Securities	$30,828,637	$-	$-	$30,828,637

There were no transfers into or out of Levels 1, 2 or 3 at June 30, 2016. It is the Fund's policy to recognize transfers at the end of each reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards
President/Principal Executive Officer

Date  August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/  Elaine E. Richards
Elaine E. Richards
President/Principal Executive Officer

Date  August 22, 2016

By (Signature and Title)*  /s/ Eric C. VanAndel
  Eric C. VanAndel
  Treasurer/Principal Financial Officer

Date  August 15, 2016

* Print the name and title of each signing officer under his or her signature.